SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2021 (Unaudited)

Shares	Common Stocks: 98.7%	Value ($)

	Australia: 2.8%
24,279	Sonic Healthcare Ltd.	647,141

	China: 3.4%
49,000	ANTA Sports Products Ltd.	799,223

	Denmark: 2.7%
9,387	Novo Nordisk A/S	635,972

	France: 5.6%
9,355	Danone SA	641,753
4,371	Schneider Electric SE	667,616
		1,309,369
	Germany: 5.7%
4,016	Deutsche Boerse AG	667,317
5,836	Henkel AG & Company KGaA	656,026
		1,323,343
	Ireland: 2.8%
5,560	Medtronic PLC	656,803

	Switzerland: 8.3%
21,113	ABB Ltd.	638,048
5,827	Nestle SA	649,507
1,998	Roche Holding AG	645,774
		1,933,329
	Taiwan: 2.9%
5,700	Taiwan Semiconductor Manufacturing Co., Ltd.	674,196

	United Kingdom: 16.7%
94,813	BAE Systems PLC	660,034
16,590	British American Tobacco PLC	634,395
15,521	Diageo PLC	639,624
31,686	Imperial Tobacco Group PLC	651,693
7,325	Reckitt Benckiser Group PLC	656,136
11,788	Unilever PLC	659,090
		3,900,972

Shares		Value ($)

	United States: 47.8%
6,300	AbbVie Inc.	681,786
12,531	Aflac Inc.	641,337
5,198	Arthur J Gallagher & Co.	648,554
892	BlackRock Inc.	672,532
1,393	Broadcom Inc.	645,878
12,958	Cisco Systems Inc.	670,058
3,181	CME Group Inc.	649,656
4,725	Eaton Corp. PLC	653,373
2,949	Illinois Tool Works Inc.	653,262
4,004	Johnson & Johnson	658,058
2,741	Microsoft Corp.	646,246
9,652	Otis Worldwide Corp.	660,679
6,617	Paychex Inc.	648,598
4,641	PepsiCo Inc.	656,469
8,270	Procter & Gamble Co/The	639,023
4,881	Raytheon Techologies Corp.	661,034
8,179	VF Corp.	653,667
		11,140,210

	Total Common Stocks	23,020,558
	(cost $17,158,130)

	Total Investments in Securities	23,020,558
	(cost $17,158,130): 98.7%

	Other Assets less Liabilities: 1.3%	292,202

	Net Assets: 100.0%	$23,312,760

PLC - Public Limited Company